Document and Entity Information	Jul. 28, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 28, 2024
Entity Registrant Name	Grayscale Zcash Trust (ZEC)
Entity Central Index Key	0001720265
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Securities Act File Number	000-56433
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-6646113
Entity Address, Address Line One	c/o Grayscale Investments, LLC
Entity Address, Address Line Two	290 Harbor Drive, 4th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	212
Local Phone Number	668-1427
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Grayscale Zcash Trust (ZEC) Shares
Trading Symbol	ZCSH